License, supply and distribution arrangements	9 Months Ended
Sep. 30, 2021
License, supply and distribution arrangements

4. License, supply and distribution arrangements

(a) License Agreement for U.S. and Canada

Royalty income earned under the agreement with Novo Nordisk agreement for the three-month period ended September 30, 2021 was $20 (2020 - $23) and during the three-month period ended September 30, 2021, the Company invoiced Novo Nordisk $577 for the DETECT trial costs (2020 - $14), which is recorded as a reduction in research and development expenses. Royalty income earned under the agreement with Novo Nordisk agreement for the nine-month period ended September 30, 2021 was $47 (2020 - $47) and during the nine-month period ended September 30, 2021, the Company invoiced Novo Nordisk $3,901 for the DETECT trial costs (2020 - $324), which is recorded as a reduction in research and development expenses.

For the three-month period ended September 30, 2021, the Company invoiced $44 for supply chain activities with $44 recognized as revenues (2020 - $68 and $69) in the condensed interim consolidated statements of comprehensive loss. For the nine-month period ended September 30, 2021, the Company invoiced $139 for supply chain activities with $139 recognized as revenues (2020 - $153 and $150) in the condensed interim consolidated statements of comprehensive loss.

(b) License agreement for the European Union and the United Kingdom

On December 7, 2020, the Company entered into an exclusive licensing and supply agreements with Consilient Health Ltd. (“CH” or “Consilient Health”) for the commercialization in the European Union and the United Kingdom of macimorelin in any diagnostic application. As per the agreement terms, the Company received a cash payment of €1 million ($1,207) in January 2021. This cash payment has been recognized in the consolidated statement of financial position as long-term deferred revenue as it will be recognized over the supply of the licensed product that is expected to start in 2023.

NOTES TO CONDENSED INTERIM CONSOLIDATED FINANCIAL STATEMENTS

AS AT SEPTEMBER 30, 2021 AND FOR THE THREE AND NINE MONTHS ENDED SEPTEMBER 30, 2021 AND 2020

(amounts in thousands of US dollars, except share/option/warrant and per share/option/warrant data and as otherwise noted)

(Unaudited)